Equity-Accounted Investees and Joint Business - Canadian Plasma Resources Corporation (Details) € in Millions, $ in Millions			12 Months Ended
	Nov. 01, 2025 EUR (€)	Nov. 01, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Equity-Accounted Investees and Joint Business
Investment in equity-accounted investees | €			€ 97		€ 69	€ 421	€ 1,498
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)
Equity-Accounted Investees and Joint Business
Percentage of voting interests acquired	50.10%	50.10%	50.10%
Purchase of interests in investments accounted for using equity method	€ 19	$ 27
Loans to associates, carrying value | $		$ 2
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation) | Loans and receivables
Equity-Accounted Investees and Joint Business
Loans to associates, carrying value			€ 2	$ 3